Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Mar. 28, 2018 shares	Mar. 07, 2018 USD ($) shares	Feb. 03, 2015 $ / shares shares	Oct. 31, 2019 CNY (¥) shares	Oct. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares shares	Nov. 27, 2014 $ / shares shares
Number of ordinary shares issued							114,729,466		111,767,756
Number of shares split			10,000
Total consideration connection with concurrent private placements | ¥								¥ 881,662
Net proceeds | $					$ 213,200
Underwriter commissions and relevant offering expenses					$ 7,000	¥ 7,909	$ 1,212
Ordinary shares outstanding							114,729,466		111,767,756
NetEase [Member]
Number of shares issued		65,377,160
Total consideration of share issued | $		$ 7
Description of share split		This issuance to NetEase was treated as an in substance 10,000 to 65,387,160 share split
Youdao Information [Member]
Number of shares issued	26,612,840
Class A ordinary shares [Member]
Number of ordinary shares issued							25,597,106		22,635,396
Common stock par value | $ / shares					$ 0.0001		$ 0.0001		$ 0.0001
Number of shares issued on conversion				6,814,815	6,814,815
Voting right						one vote per share	one vote per share
Ordinary shares outstanding							25,597,106		22,635,396
Ordinary shares [Member] | NetEase [Member]
Number of ordinary shares issued										1
Common stock par value | $ / shares			$ 0.0001						$ 0.0001	$ 1
Class B ordinary shares [Member]
Number of ordinary shares issued							89,132,360		89,132,360
Common stock par value | $ / shares							$ 0.0001		$ 0.0001
Voting right						three votes per share	three votes per share
Conversion ratio						1	1
Ordinary shares outstanding							89,132,360		89,132,360
IPO [Member] | American depositary shares [Member]
Number of shares issued				5,600,000	5,600,000
Class A ordinary shares represented								1
Private Placement [Member]
Total consideration connection with concurrent private placements				¥ 881,700	$ 125,000
Private Placement [Member] | Class A ordinary shares [Member] | Orbis Investment Management Limited [Member]
Common stock par value | $ / shares					$ 17.00
Number of shares issued				7,352,941	7,352,941
Total consideration connection with concurrent private placements | $					$ 125,000